FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



August 4, 2006


Filed Via EDGAR (CIK #0001217951)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN MUTUAL RECOVERY FUND
           File Nos. 333-136214 and 811-21306

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the Registration Statement on Form N-2 which was filed electronically with the Securities and Exchange Commission on August 1, 2006.


Sincerely yours,

FRANKLIN MUTUAL RECOVERY FUND


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel


DPG:ac